Document and Entity Information	Mar. 17, 2025
Cover [Abstract]
Entity Registrant Name	Oportun Financial Corp
Amendment Flag	false
Entity Central Index Key	0001538716
Document Type	8-K
Document Period End Date	Mar. 17, 2025
Entity File Number	001-39050
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	45-3361983
Entity Address, Address Line One	2 Circle Star Way
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	(650)
Local Phone Number	810-8823
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	OPRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false